Share-Based Payment - Schedule of Unrecognized Compensation Cost (Details)	12 Months Ended
Mar. 31, 2026 USD ($) shares
Schedule of Unrecognized Compensation Cost [Line Items]
Total charges	$ 7,813,520
Share-Based Payment Arrangement [Member]
Schedule of Unrecognized Compensation Cost [Line Items]
Total charges	$ 7,813,520
Number of shares | shares	2,732,000
Share-Based Payment Arrangement [Member] | Consultant 1 [Member]
Schedule of Unrecognized Compensation Cost [Line Items]
Total charges	$ 1,384,240
Number of shares | shares	484,000
Share-Based Payment Arrangement [Member] | Consultant 2 [Member]
Schedule of Unrecognized Compensation Cost [Line Items]
Total charges	$ 1,707,420
Number of shares | shares	597,000
Share-Based Payment Arrangement [Member] | Consultant 3 [Member]
Schedule of Unrecognized Compensation Cost [Line Items]
Total charges	$ 1,547,260
Number of shares | shares	541,000
Share-Based Payment Arrangement [Member] | Consultant 4 [Member]
Schedule of Unrecognized Compensation Cost [Line Items]
Total charges	$ 1,547,260
Number of shares | shares	541,000
Share-Based Payment Arrangement [Member] | Consultant 5 [Member]
Schedule of Unrecognized Compensation Cost [Line Items]
Total charges	$ 1,627,340
Number of shares | shares	569,000